Simplify Interest Rate Hedge ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 39.6%
U.S. Treasury Bill, 5.49%, 12/19/2023(a) ........................................... $ 3,000,000 $ 2,965,566
U.S. Treasury Bill, 5.54%, 3/28/2024(a) ............................................ 90,500,000 88,123,550
Total U.S. Treasury Bills (Cost $91,077,366) ...................................................... 91,089,116
U.S. Government Obligations – 33.6%
U.S. Treasury Note, 0.25%, 9/30/2025
(Cost $77,085,909) .......................................................... $ 84,875,000 77,252,827
Notional Amount
Purchased Swaptions – 22.6%
Puts – Over the Counter – 22.6%
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Bank of
America NA)(b) ................................................. 30,000,000 1,698,010
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/11/29 (counterparty: Bank of
America NA)(b) ................................................. 20,000,000 321,166
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Bank of
America NA)(b) ................................................. 260,000,000 8,339,156
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/11/29 (counterparty: Goldman
Sachs International) ............................................. 330,000,000 4,623,399
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Goldman
Sachs International) ............................................. 530,000,000 16,521,265
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/11/29 (counterparty: J&P Morgan
Chase & Co.) ................................................... 20,000,000 (7,484)
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Morgan
Stanley Capital Services LLC)(b) ................................... 40,000,000 2,094,014
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/11/29 (counterparty: Morgan
Stanley Capital Services LLC)(b) ................................... 60,000,000 0
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Morgan
Stanley Capital Services LLC)(b) ................................... 650,000,000 18,408,999
51,998,525
Total Purchased Swaptions (Cost $0) .............................................................. 51,998,525
Total Investments – 95.8%
(Cost $168,163,275) ......................................................................... $ 220,340,468
Other Assets in Excess of Liabilities – 4.2% ......................................................... 9,736,863
Net Assets – 100.0% .......................................................................... $ 230,077,331
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) U.S. Treasury Note with a market value of $33,001,119 has been pledged as collateral by the broker for purchased swaptions as of
September 30, 2023.

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
At September 30, 2023, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11% 1 day SOFR Annual/Annual
Morgan Stanley
Capital Services
LLC May 15, 2048 10,000 $2,131 $0 $2,131
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 39.6%
U.S. Government Obligations ....................................................................... 33.6%
Purchased Swaptions ............................................................................. 22.6%
Total Investments ................................................................................ 95.8%
Other Assets in Excess of Liabilities .................................................................. 4.2%
Net Assets ..................................................................................... 100.0%